Note 6 - Deferred Charges, Net (Tables)	6 Months Ended
Jun. 30, 2026
Notes Tables
Schedule of Deferred Charges [Table Text Block]
Balance, January 1, 2026	$18,357
Additions	7,617
Amortization	(3,502)
Write-off and other movements	(1,383)
Balance, June 30, 2026	$21,089